Other Financial Assets - Summary of Market Rates (Details)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Time deposits with original maturities of more than three months	0.0014	0.0032
Restricted time deposits	0.0013	0.0013
Top of range
Disclosure of detailed information about financial instruments [line items]
Time deposits with original maturities of more than three months	0.0235	0.0043
Restricted time deposits	0.0083	0.0083